Other Operating Income	12 Months Ended
Dec. 31, 2017
Other Operating Income
Other Operating Income

37.   Other Operating Income:

During 2015, 2016 and 2017, the Bank and its subsidiaries presented the following under other operating income:

	2015	2016	2017
	MCh$	MCh$	MCh$

Rental income	8,537	8,671	8,863
Credit card income	2,107	5,756	7,690
Expense recovery	3,386	3,242	4,095
Recovery from correspondent banks	2,980	2,909	2,710
Income for assets received in lieu of payment	1,569	2,978	1,941
Release of provisions for contingencies	280	120	160
Other	6,627	4,899	4,500

Total	25,486	28,575	29,959